Loans Receivable, Net (Impaired Financing Receivables) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Impaired [Line Items]
Impaired financing receivable, related allowance	$ 738,662	$ 0	$ 14,289
Impaired financing receivable, recorded investment	9,364,125	8,442,306	8,328,034
Impaired financing receivable, unpaid principal balance	11,299,728	11,077,416	11,063,835
Impaired financing receivable, average recorded investment	11,026,748	10,793,223	13,213,835
Impaired financing receivable, interest income, accrual method	328,920	213,646	261,201
Residential Real Estate
Financing Receivable, Impaired [Line Items]
Impaired financing receivable, with no related allowance, recorded investment	1,700,861	1,883,741	2,181,740
Impaired financing receivable, with no related allowance, unpaid principal balance	1,700,861	2,333,741	2,263,240
Impaired financing receivable, with no related allowance, average recorded investment	1,743,906	2,889,065	3,443,140
Impaired financing receivable, with no related allowance, interest income, accrual method	31,853	24,273	6,371
Impaired financing receivable, related allowance	0	0	0
Impaired financing receivable, recorded investment	1,700,861	1,883,741	2,181,740
Impaired financing receivable, unpaid principal balance	1,700,861	2,333,741	2,263,240
Impaired financing receivable, average recorded investment	1,743,906	2,889,065	3,443,140
Impaired financing receivable, interest income, accrual method	31,853	24,273	6,371
Consumer Loans
Financing Receivable, Impaired [Line Items]
Impaired financing receivable, with no related allowance, recorded investment	986,380	181,617	110,114
Impaired financing receivable, with no related allowance, unpaid principal balance	994,680	209,427	118,414
Impaired financing receivable, with no related allowance, average recorded investment	502,479	279,183	293,287
Impaired financing receivable, with no related allowance, interest income, accrual method	0	0	0
Impaired financing receivable, with related allowance, recorded investment	73,662		60,438
Impaired financing receivable, with related allowance, unpaid principal balance	73,662		60,438
Impaired financing receivable, related allowance	73,662	0	1,699
Impaired financing receivable, with related allowance, average recorded investment	6,139		61,947
Impaired financing receivable, with related allowance, interest income, accrual method	0		4,591
Impaired financing receivable, recorded investment	1,060,042	181,617	170,552
Impaired financing receivable, unpaid principal balance	1,068,342	209,427	178,852
Impaired financing receivable, average recorded investment	508,618	279,183	355,234
Impaired financing receivable, interest income, accrual method	0	0	4,591
Commercial Business
Financing Receivable, Impaired [Line Items]
Impaired financing receivable, with no related allowance, recorded investment	77,206	100,401	145,401
Impaired financing receivable, with no related allowance, unpaid principal balance	972,206	950,401	995,401
Impaired financing receivable, with no related allowance, average recorded investment	85,020	141,940	300,386
Impaired financing receivable, with no related allowance, interest income, accrual method	0	0	0
Impaired financing receivable, related allowance	0	0	0
Impaired financing receivable, recorded investment	77,206	100,401	145,401
Impaired financing receivable, unpaid principal balance	972,206	950,401	995,401
Impaired financing receivable, average recorded investment	85,020	141,940	300,386
Impaired financing receivable, interest income, accrual method	0	0	0
Commercial Real Estate
Financing Receivable, Impaired [Line Items]
Impaired financing receivable, with no related allowance, recorded investment	5,084,458	6,276,547	5,424,701
Impaired financing receivable, with no related allowance, unpaid principal balance	6,116,761	7,583,847	7,207,688
Impaired financing receivable, with no related allowance, average recorded investment	8,052,817	7,483,035	8,688,506
Impaired financing receivable, with no related allowance, interest income, accrual method	212,186	189,373	227,441
Impaired financing receivable, with related allowance, recorded investment	1,441,558		405,640
Impaired financing receivable, with related allowance, unpaid principal balance	1,441,558		418,654
Impaired financing receivable, related allowance	665,000	0	12,590
Impaired financing receivable, with related allowance, average recorded investment	636,387		426,569
Impaired financing receivable, with related allowance, interest income, accrual method	84,881		22,798
Impaired financing receivable, recorded investment	6,526,016	6,276,547	5,830,341
Impaired financing receivable, unpaid principal balance	7,558,319	7,583,847	7,626,342
Impaired financing receivable, average recorded investment	8,689,204	7,483,035	9,115,075
Impaired financing receivable, interest income, accrual method	$ 297,067	$ 189,373	$ 250,239